Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Carried at Fair Value on a Recurring Basis

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, on its consolidated balance sheets:

	December 31, 2019	December 31, 2018
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$63	$374
Foreign exchange forward contracts designated as hedging instruments	315	—

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(388)	(196)
Foreign exchange forward contracts designated as hedging instruments	(326)	(628)
	$(336)	$(450)